Label	Element	Value
Non-cash [Member]
Proceeds from Contributions from Affiliates	us-gaap_ProceedsFromContributionsFromAffiliates	$ 99,000,000
Noncontrolling Interest [Member] | Non-cash [Member]
Proceeds from Contributions from Affiliates	us-gaap_ProceedsFromContributionsFromAffiliates	$ 99,000,000